Construction contract expenses (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Construction Contract Expenses [Line Items]
Product Warranty Accrual	$ 0	$ 1,304
PGN LNG [Member]
Construction Contract Expenses [Line Items]
Product Warranty Accrual	$ 200	$ 300	$ 2,000